Jul. 08, 2016

NUVEEN NWQ GLOBAL ALL-CAP FUND

(FORMERLY NUVEEN NWQ GLOBAL EQUITY FUND)

SUPPLEMENT DATED AUGUST 1, 2016

TO THE PROSPECTUS DATED JULY 8, 2016

The fund’s name has changed from “Nuveen NWQ Global Equity Fund” to “Nuveen NWQ Global All-Cap Fund.”